Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Share capital	Shares to be issued	Contributed surplus	Accumulated other comprehensive earnings	Retained earnings (accumulated deficit)
Balance at the beginning (in shares) at Jun. 30, 2022	21,439,632	21,439,632
Balance at the beginning at Jun. 30, 2022	$ 293,808	$ 203,032	$ 179,132	$ 15,055	$ 839	$ (104,250)
Net loss	(29,026)					(29,026)
Change in fair value of interest rate swaps, net of tax	$ 496				496
Common shares issued as installment for shares to be issued (in shares)	11,838,457	11,838,457
Common shares issued as installment for shares to be issued	$ 0	$ 179,132	(179,132)
Common shares issued for options exercised (in shares)	11,024	11,024
Common shares issued for options exercised	$ 44	$ 67		(23)
Common shares purchased and cancelled (in shares)		(108,622)
Common shares purchased and cancelled	(605)	$ (605)
Common shares returned from escrow (in shares)		(142,124)
Common shares returned from escrow and cancelled	$ (1,702)	$ (1,702)
Common shares issued for RSU exercised (in shares)	0
Share-based compensation expense	$ 3,100			3,100
Balance at the end (in shares) at Jun. 30, 2023	33,038,367	33,038,367
Balance at the end at Jun. 30, 2023	$ 266,115	$ 379,924	0	18,132	1,335	(133,276)
Net loss	(8,659)					(8,659)
Change in fair value of interest rate swaps, net of tax	$ (709)				(709)
Common shares issued as installment for shares to be issued (in shares)	0
Common shares issued for options exercised (in shares)	0
Common shares issued for options exercised	$ 0
Common shares issued for RSU exercised (in shares)	301,792	301,792
Common shares issued for RSU exercised	$ 0	$ 1,062		(1,062)
Share-based compensation expense	$ 2,983			2,983
Balance at the end (in shares) at Jun. 30, 2024	33,340,159	33,340,159
Balance at the end at Jun. 30, 2024	$ 259,730	$ 380,986	$ 0	$ 20,053	$ 626	$ (141,935)